CONVERTIBLE PROMISSORY NOTE (Details Narrative) (USD $)	Jun. 30, 2012	May 10, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Note agreement for the issuance of a convertible promissory note		$ 50,000
Interest		0.08
Percentage convertion price for each share of common stock equal to:		65
Company is required to pay interest at:		0.12
Debt discount		50,000
Evaluation of derivative liabilities		1,282
Initial fair value of the derivative liability		51,282
The company decreased the derivative liability by:	8,547
Derivative liability	$ 42,735